Cover Page and DEI Document	Oct. 01, 2024
Document Information [Line Items]
Entity Central Index Key	0001739445
Title of 12(b) Security	Common Stock ($0.01 par value)
Document Type	8-K/A
Document Period End Date	Oct. 01, 2024
Entity Registrant Name	Arcosa, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38494
Entity Tax Identification Number	82-5339416
Entity Address, Address Line One	500 N. Akard Street, Suite 400
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	942-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	ACA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Arcosa, Inc., a Delaware corporation (“Arcosa”), is filing this Current Report on Form 8-K/A (this “Amendment No. 1”) in order to file the historical financial statements and pro forma financial information required by Items 9.01 (a) and (b) of Form 8-K, as well as the independent auditor consent, which were omitted as permitted in paragraphs (a)(4) and (b)(2) of such Item from its Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission on October 1, 2024 (the “Original Form 8-K”) in connection with the consummation of the transactions contemplated by that certain Membership Interest and Asset Purchase Agreement, dated August 1, 2024, by and among Arcosa, the Target (as defined below), and the other parties thereto, pursuant to which Arcosa acquired all of the issued and outstanding membership interests and certain identified assets, as applicable, of Stavola Holding Corporation, a New Jersey corporation, Stavola Holdings Pennsylvania LLC, a Delaware limited liability company, Stavola Trucking Company, Inc., a New Jersey corporation, Stavola Management Company, Inc., a New Jersey corporation, and Stavola Realty Company, a New Jersey general partnership (together, the “Target,” and such transaction, the “Transaction”). The financial statements and information filed with this Amendment No. 1 consist of the historical financial statements of the Target specified in Rule 3-05(b) of Regulation S-X and the pro forma financial information required in connection with the Transaction pursuant to Article 11 of Regulation S-X. The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only, as required by Form 8-K; it does not purport to represent the actual results of operations that Arcosa would have achieved had it completed the Transaction prior to the periods presented in the pro forma financial information and it is not intended to project the future results of operations that Arcosa may achieve after the Transaction.